Regulatory Assets and Liabilities (Schedule of Regulatory Assets) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Regulatory Assets [Line Items]
Regulatory assets-current		$ 496	$ 294
Regulatory assets-noncurrent		2,676	2,480
Total regulatory assets		3,172	2,774
Virginia Electric and Power Company
Regulatory Assets [Line Items]
Regulatory assets-current		424	205
Regulatory assets-noncurrent		737	810
Total regulatory assets		1,161	1,015
Dominion Energy Gas Holdings, LLC
Regulatory Assets [Line Items]
Regulatory assets-current	[1]	8	17
Regulatory assets-noncurrent		52	41
Total regulatory assets		60	58
Unrecognized pension and other postretirement benefit costs
Regulatory Assets [Line Items]
Regulatory assets-noncurrent	[2]	1,497	1,336
Unrecognized pension and other postretirement benefit costs | Dominion Energy Gas Holdings, LLC
Regulatory Assets [Line Items]
Regulatory assets-noncurrent	[2]	15
Deferred cost of fuel used in electric generation
Regulatory Assets [Line Items]
Regulatory assets-current	[3]	174	23
Regulatory assets-noncurrent	[3]	83
Deferred cost of fuel used in electric generation | Virginia Electric and Power Company
Regulatory Assets [Line Items]
Regulatory assets-current	[3]	174	23
Regulatory assets-noncurrent	[3]	83
Deferred rate adjustment clause costs
Regulatory Assets [Line Items]
Regulatory assets-current	[4]	96	70
Regulatory assets-noncurrent	[4]	329	401
Deferred rate adjustment clause costs | Virginia Electric and Power Company
Regulatory Assets [Line Items]
Regulatory assets-current	[4]	78	56
Regulatory assets-noncurrent	[4]	230	312
Deferred nuclear refueling outage costs
Regulatory Assets [Line Items]
Regulatory assets-current	[5]	$ 69	54
Deferred nuclear refueling outage costs | Maximum
Regulatory Assets [Line Items]
Amortization period for deferred costs		18 months
Deferred nuclear refueling outage costs | Virginia Electric and Power Company
Regulatory Assets [Line Items]
Regulatory assets-current	[5]	$ 69	54
Unrecovered gas costs
Regulatory Assets [Line Items]
Regulatory assets-current	[6]	14	38
Unrecovered gas costs | Dominion Energy Gas Holdings, LLC
Regulatory Assets [Line Items]
Regulatory assets-current	[6]	1	11
Utility reform legislation
Regulatory Assets [Line Items]
Regulatory assets-noncurrent	[7]	204	147
PJM transmission rates
Regulatory Assets [Line Items]
Regulatory assets-noncurrent	[8]	192	222
PJM transmission rates | Virginia Electric and Power Company
Regulatory Assets [Line Items]
Regulatory assets-noncurrent	[8]	192	222
Derivatives
Regulatory Assets [Line Items]
Regulatory assets-noncurrent	[9]	184	223
Derivatives | Virginia Electric and Power Company
Regulatory Assets [Line Items]
Regulatory assets-noncurrent	[9]	151	190
Interest rate hedges | Dominion Energy Gas Holdings, LLC
Regulatory Assets [Line Items]
Regulatory assets-noncurrent	[10]	33	33
Other
Regulatory Assets [Line Items]
Regulatory assets-current		143	109
Regulatory assets-noncurrent		187	151
Other | Virginia Electric and Power Company
Regulatory Assets [Line Items]
Regulatory assets-current		103	72
Regulatory assets-noncurrent		81	86
Other | Dominion Energy Gas Holdings, LLC
Regulatory Assets [Line Items]
Regulatory assets-current		7	6
Regulatory assets-noncurrent		$ 4	$ 8

[1]	Current regulatory assets are presented in other current assets in Dominion Energy Gas’ Consolidated Balance Sheets.
[2]	Represents unrecognized pension and other postretirement employee benefit costs expected to be recovered through future rates generally over the expected remaining service period of plan participants by certain of Dominion Energy and Dominion Energy Gas’ rate-regulated subsidiaries.
[3]	Reflects deferred fuel expenses for the Virginia and North Carolina jurisdictions of Dominion Energy and Virginia Power’s generation operations. See Note 13 for more information.
[4]	Primarily reflects deferrals under the electric transmission FERC formula rate and the deferral of costs associated with certain current and prospective rider projects net of income taxes refundable from the 2017 Tax Reform Act for Virginia Power and deferrals of costs associated with certain current and prospective rider projects for East Ohio. See Note 13 for more information.
[5]	Legislation enacted in Virginia in April 2014 requires Virginia Power to defer operation and maintenance costs incurred in connection with the refueling of any nuclear-powered generating plant. These deferred costs will be amortized over the refueling cycle, not to exceed 18 months.
[6]	Reflects unrecovered or overrecovered gas costs at regulated gas operations, which are recovered or refunded through filings with the applicable regulatory authority.
[7]	Ohio legislation under House Bill 95, which became effective in September 2011. This law updates natural gas legislation by enabling gas companies to include more up-to-date cost levels when filing rate cases. It also allows gas companies to seek approval of capital expenditure plans under which gas companies can recognize carrying costs on associated capital investments placed in service and can defer the carrying costs plus depreciation and property tax expenses for recovery from ratepayers in the future.
[8]	Reflects amounts related to the PJM transmission cost allocation matter. See Note 13 for more information.
[9]	As discussed under Derivative Instruments in Note 2, for jurisdictions subject to cost-based rate regulation, changes in the fair value of derivative instruments result in the recognition of regulatory assets or regulatory liabilities as they are expected to be recovered from or refunded to customers.
[10]	Reflects interest rate hedges recoverable from or refundable to customers. Certain of these instruments are settled and any related payments are being amortized into interest expense over the life of the related debt, which has a weighted average useful life of approximately 30 years.